CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 September 10, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:               First Trust Exchange-Traded Fund III
                     (Registration Nos. 333-176976, 811-22245)
                   ---------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on September 9, 2014. The Registration Statement relates to First Trust Long/Short Equity ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP


                                                 By: /s/ Morrison C. Warren
                                                     --------------------------
                                                         Morrison C. Warren

Enclosures